8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of Stock option transactions

Stock option transactions are summarized as follows:

	2022		2021		2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	2,975,000	$1.47	2,975,000	$1.47	2,625,000	$1.00
Granted	3,025,000	$2.97	700,000	$3.00	700,000	$3.00
Expired	(2,875,000)	$1.49	(700,000)	$3.00	-	-
Cancelled	-	-	-	-	(30,000)	$1.00
Exercised	(50,000)	$3.00	-	-	(320,000)	$1.00

Outstanding, end of year	3,075,000	$2.90	2,975,000	$1.47	2,975,000	$1.47

Options exercisable, end of year	3,025,000	$2.90	2,975,000	$1.47	2,975,000	$1.47

Weighted average remaining life of outstanding options granted in years		3.56		0.58		1.35

Weighted average fair value per option granted		$1.32		$0.32		$0.78